Income and expenses - Sale by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sales by Geographical Area
Sales	$ 2,597,916	$ 1,778,908	$ 1,144,434
Spain
Sales by Geographical Area
Sales	282,387	251,528	133,370
Germany
Sales by Geographical Area
Sales	442,331	292,774	191,107
Italy
Sales by Geographical Area
Sales	111,887	76,721	42,067
France
Sales by Geographical Area
Sales	148,741	130,811	79,491
Other EU Countries
Sales by Geographical Area
Sales	162,374	176,046	88,443
USA
Sales by Geographical Area
Sales	966,161	515,095	404,633
Rest of World
Sales by Geographical Area
Sales	$ 484,035	$ 335,933	$ 205,323